ING LIFE INSURANCE AND ANNUITY COMPANY and its Variable Annuity Account C

ING Pension IRA

Supplement dated October 27, 2006 to the Contract Prospectus and Statement of Additional Information, each dated April 28, 2006, as supplemented

This supplement updates certain information contained in your Contract Prospectus and
Statement of Additional Information (SAI). Please read it carefully and keep it with your current
Contract Prospectus and SAI for future reference.

Effective November 6, 2006, ING FMRSM Earnings Growth Portfolio will change its name to
ING FMRSM Large Cap Growth Portfolio. Accordingly, effective November 6, 2006, all references to ING FMRSM Earnings Growth Portfolio in the Contract Prospectus, Contract
Prospectus Summary and SAI are deleted and replaced with ING FMRSM Large Cap Growth
Portfolio.

X.75988-06A October 2006